INTEREST EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INTEREST EXPENSES
Interest expenses	¥ 1,203,871		¥ 1,242,793	¥ 1,150,128
Less: Interest capitalization	(60,792)		(71,657)	(70,719)
Less: Interest income	(414,685)	$ (56,812)	(553,531)	(588,706)
Total	¥ 1,143,079		¥ 1,171,136	¥ 1,079,409